VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Convertible Bonds and Notes—0.2%
Communication Services—0.2%
DISH Network Corp. 3.375%, 8/15/26	$ 585	$ 301
Total Convertible Bonds and Notes (Identified Cost $564)		301

Corporate Bonds and Notes—87.1%
Communication Services—7.9%
CMG Media Corp. 144A 8.875%, 12/15/27(1)	850	643
Altice France S.A. 144A 8.125%, 2/1/27(1)	850	787
ANGI Group LLC 144A 3.875%, 8/15/28(1)(2)	635	482
Cable One, Inc. 144A 4.000%, 11/15/30(1)(2)	1,225	997
CCO Holdings LLC 144A 5.125%, 5/1/27(1)	2,138	2,020
Charter Communications Operating LLC 5.750%, 4/1/48	405	349
CSC Holdings LLC 144A 6.500%, 2/1/29(1)	1,680	1,395
DISH DBS Corp. 7.375%, 7/1/28	390	223
DISH Network Corp. 144A 11.750%, 11/15/27(1)	609	591
Gray Television, Inc. 144A 7.000%, 5/15/27(1)	390	327
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	390	368
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	775	750
Match Group Holdings II LLC 144A 4.625%, 6/1/28(1)	735	683
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)(2)	435	299
Sirius XM Radio, Inc. 144A 4.000%, 7/15/28(1)	950	816
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	645	551
		11,281

Consumer Discretionary—19.6%
Ashton Woods USA LLC 144A 4.625%, 4/1/30(1)	495	408
Bath & Body Works, Inc.
6.950%, 3/1/33	480	425
6.750%, 7/1/36	560	501
Bloomin’ Brands, Inc. 144A 5.125%, 4/15/29(1)	615	550
Caesars Entertainment, Inc.
144A 6.250%, 7/1/25(1)	680	680
144A 8.125%, 7/1/27(1)	668	681
Carnival Corp.
144A 10.500%, 2/1/26(1)	155	161
144A 4.000%, 8/1/28(1)	2,055	1,769
FirstCash, Inc.
144A 4.625%, 9/1/28(1)	509	451
144A 5.625%, 1/1/30(1)	936	863
	Par Value	Value

Consumer Discretionary—continued
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	$ 1,060	$ 884
Ford Motor Credit Co. LLC 6.950%, 3/6/26	1,990	2,020
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,515	1,395
LGI Homes, Inc. 144A 4.000%, 7/15/29(1)	513	417
Macy’s Retail Holdings LLC 5.125%, 1/15/42	425	283
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	1,155	1,032
MercadoLibre, Inc. 3.125%, 1/14/31	1,660	1,294
MGM Resorts International 5.500%, 4/15/27	740	718
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	1,185	988
NCL Corp., Ltd. 144A 5.875%, 2/15/27(1)	1,065	993
New Home Co., Inc. (The) 144A 7.250%, 10/15/25(1)	1,635	1,512
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	713	701
Penn Entertainment, Inc. 144A 4.125%, 7/1/29(1)	525	438
Prime Security Services Borrower LLC 144A 5.750%, 4/15/26(1)	927	920
QVC, Inc. 5.450%, 8/15/34	2,110	787
Royal Caribbean Cruises Ltd.
3.700%, 3/15/28	815	667
144A 5.500%, 8/31/26(1)	1,089	1,019
144A 5.375%, 7/15/27(1)	190	169
Shea Homes LP 4.750%, 2/15/28	800	715
Signal Parent, Inc. 144A 6.125%, 4/1/29(1)	825	330
Station Casinos LLC 144A 4.500%, 2/15/28(1)	1,518	1,370
Thor Industries, Inc. 144A 4.000%, 10/15/29(1)	515	426
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	800	803
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	835	701
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,005	892
		27,963

Consumer Staples—2.2%
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	850	691
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(1)	425	338
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	1,170	1,059
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Consumer Staples—continued
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	$ 1,225	$ 1,090
		3,178

Energy—16.1%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	755	730
144A 8.250%, 12/31/28(1)	650	629
California Resources Corp. 144A 7.125%, 2/1/26(1)	1,093	1,106
Callon Petroleum Co.
6.375%, 7/1/26(2)	555	527
144A 8.000%, 8/1/28(1)	355	352
Civitas Resources, Inc. 144A 5.000%, 10/15/26(1)	1,030	968
Comstock Resources, Inc.
144A 6.750%, 3/1/29(1)	158	145
144A 5.875%, 1/15/30(1)	797	685
Crestwood Midstream Partners LP
144A 6.000%, 2/1/29(1)	160	152
144A 7.375%, 2/1/31(1)	240	240
Energy Transfer LP Series B 6.625% (3)	495	369
Ensign Drilling, Inc. 144A 9.250%, 4/15/24(1)	995	956
EQM Midstream Partners LP 144A 6.500%, 7/1/27(1)	1,267	1,228
Hilcorp Energy I LP 144A 6.250%, 11/1/28(1)	1,501	1,424
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	2,235	2,173
Nabors Industries, Inc.
5.750%, 2/1/25	230	223
144A 7.375%, 5/15/27(1)	690	676
New Fortress Energy, Inc. 144A 6.750%, 9/15/25(1)	1,875	1,805
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	1,145	1,054
Petroleos Mexicanos 144A 10.000%, 2/7/33(1)	730	695
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	340	308
Rockies Express Pipeline LLC
144A 4.950%, 7/15/29(1)	1,050	935
144A 7.500%, 7/15/38(1)	665	611
SM Energy Co.
6.625%, 1/15/27(2)	390	375
6.500%, 7/15/28	581	554
Tallgrass Energy Partners LP 144A 7.500%, 10/1/25(1)	825	825
Talos Production, Inc. 12.000%, 1/15/26	975	1,042
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	342	352
Transocean, Inc. 144A 8.750%, 2/15/30(1)	351	358
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	430	359
	Par Value	Value

Energy—continued
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	$ 1,079	$ 1,104
		22,960

Financials—16.3%
Alliant Holdings Intermediate LLC 144A 6.750%, 4/15/28(1)	138	136
Altice Financing S.A. 144A 5.000%, 1/15/28(1)	750	610
Altice France Holding S.A. 144A 10.500%, 5/15/27(1)	560	428
AssuredPartners, Inc.
144A 7.000%, 8/15/25(1)	670	652
144A 5.625%, 1/15/29(1)	425	367
Castlelake Aviation Finance DAC 144A 5.000%, 4/15/27(1)	555	491
CCO Holdings LLC
4.500%, 5/1/32	425	348
144A 5.000%, 2/1/28(1)	520	480
144A 7.375%, 3/1/31(1)	143	141
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	745	720
Cimpress plc 7.000%, 6/15/26	727	582
Enact Holdings, Inc. 144A 6.500%, 8/15/25(1)	856	835
Freedom Mortgage Corp. 144A 7.625%, 5/1/26(1)	1,085	872
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,259	1,066
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	570	506
Jefferies Finance LLC 144A 5.000%, 8/15/28(1)	440	373
Kinetik Holdings LP 144A 5.875%, 6/15/30(1)	735	707
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	445	374
Macy’s Retail Holdings LLC 144A 6.125%, 3/15/32(1)	481	423
MGIC Investment Corp. 5.250%, 8/15/28	430	409
Midcap Financial Issuer Trust
144A 6.500%, 5/1/28(1)	560	476
144A 5.625%, 1/15/30(1)	555	438
MPH Acquisition Holdings LLC 144A 5.500%, 9/1/28(1)	665	529
MPT Operating Partnership LP 5.250%, 8/1/26(2)	790	710
Nationstar Mortgage Holdings, Inc. 144A 6.000%, 1/15/27(1)	1,525	1,384
PennyMac Financial Services, Inc. 144A 5.750%, 9/15/31(1)	700	554
Radian Group, Inc. 4.500%, 10/1/24	335	323
ROCC Holdings LLC 144A 9.250%, 8/15/26(1)	555	585
Rocket Mortgage LLC
144A 2.875%, 10/15/26(1)	1,445	1,293
144A 3.875%, 3/1/31(1)	505	419
144A 4.000%, 10/15/33(1)	505	401

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Summit Midstream Holdings LLC 144A 8.500%, 10/15/26(1)	$ 485	$ 466
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,160	1,098
144A 5.500%, 4/15/29(1)	1,690	1,411
Viking Cruises Ltd. 144A 6.250%, 5/15/25(1)	1,080	1,015
Vistra Operations Co. LLC 144A 5.125%, 5/13/25(1)	1,259	1,227
Vmed O2 UK Financing I plc 144A 4.750%, 7/15/31(1)	530	454
		23,303

Health Care—3.6%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	1,745	1,490
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	710	347
Legacy LifePoint Health LLC 144A 6.750%, 4/15/25(1)	285	270
Syneos Health, Inc. 144A 3.625%, 1/15/29(1)	330	271
Tenet Healthcare Corp.
6.125%, 10/1/28	870	834
4.375%, 1/15/30	895	803
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 5/9/27	555	516
US Acute Care Solutions LLC 144A 6.375%, 3/1/26(1)	710	632
		5,163

Industrials—12.2%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,060	1,055
American Airlines, Inc.
144A 11.750%, 7/15/25(1)	610	667
144A 5.500%, 4/20/26(1)	1,485	1,461
144A 7.250%, 2/15/28(1)	56	55
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	495	409
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	595	558
Chart Industries, Inc. 144A 7.500%, 1/1/30(1)	617	638
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	1,030	848
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	437	346
Hertz Corp. (The) 144A 4.625%, 12/1/26(1)	610	552
Icahn Enterprises LP 5.250%, 5/15/27	745	699
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	715	681
144A 7.000%, 10/15/28(1)	515	489
Manitowoc Co., Inc. (The) 144A 9.000%, 4/1/26(1)(2)	565	566
Rand Parent LLC 144A 8.500%, 2/15/30(1)	365	343
	Par Value	Value

Industrials—continued
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	$ 590	$ 549
Spirit AeroSystems, Inc.
144A 7.500%, 4/15/25(1)	338	338
144A 9.375%, 11/30/29(1)	55	60
Terex Corp. 144A 5.000%, 5/15/29(1)	375	349
TMS International Corp. 144A 6.250%, 4/15/29(1)	1,185	914
TransDigm UK Holdings plc 6.875%, 5/15/26	1,440	1,418
TransDigm, Inc. 144A 6.250%, 3/15/26(1)	2,175	2,177
Triumph Group, Inc. 144A 9.000%, 3/15/28(1)	325	325
Uber Technologies, Inc. 144A 7.500%, 9/15/27(1)	1,828	1,885
		17,382

Information Technology—1.7%
NCR Corp. 144A 5.125%, 4/15/29(1)	485	420
Seagate HDD Cayman 5.750%, 12/1/34	857	782
Synaptics, Inc. 144A 4.000%, 6/15/29(1)	470	405
Viasat, Inc. 144A 5.625%, 4/15/27(1)	740	695
Virtusa Corp. 144A 7.125%, 12/15/28(1)	205	161
		2,463

Materials—3.0%
Allegheny Ludlum LLC 6.950%, 12/15/25	323	324
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	680	588
Mativ Holdings, Inc. 144A 6.875%, 10/1/26(1)	1,450	1,327
Standard Industries, Inc. 144A 5.000%, 2/15/27(1)	1,875	1,781
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	241	242
		4,262

Real Estate—3.2%
Brookfield Property REIT, Inc.
144A 5.750%, 5/15/26(1)	1,442	1,290
144A 4.500%, 4/1/27(1)	1,000	802
Forestar Group, Inc. 144A 3.850%, 5/15/26(1)	1,180	1,061
Howard Hughes Corp. (The)
144A 5.375%, 8/1/28(1)	775	706
144A 4.375%, 2/1/31(1)	345	278
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	580	434
		4,571

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value

Utilities—1.3%
NRG Energy, Inc. 144A 5.250%, 6/15/29(1)	$ 445	$ 413
Pacific Gas & Electric Co. 4.950%, 7/1/50	700	577
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	42	42
Vistra Operations Co. LLC 144A 5.625%, 2/15/27(1)	835	810
		1,842

Total Corporate Bonds and Notes (Identified Cost $134,160)		124,368

Leveraged Loans—4.7%
Aerospace—0.9%
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.213%, 6/21/27(4)	1,266	1,312
Financials—0.7%
Alliant Holdings Intermediate LLC 2021-2 (3 month LIBOR + 3.500%) 0.000%, 11/5/27(4)(5)	702	693
Broadstreet Partners, Inc. Tranche B-3 (3 month LIBOR + 3.000%) 0.000%, 1/27/27(4)(5)	349	341
		1,034

Food / Tobacco—0.5%
Domtar Corp. (3 month LIBOR + 5.500%) 0.000%, 11/30/28(4)(5)	705	688
Health Care—0.5%
Medline Borrower LP (1 month LIBOR + 3.250%) 8.090%, 10/23/28(4)	728	709
Housing—0.4%
ACProducts Holdings, Inc. (3 month LIBOR + 4.250%) 9.409%, 5/17/28(4)	424	335
Griffon Corp. Tranche B (3 month PRIME - Term SOFR + 2.650) 7.548% - 9.500%, 1/24/29(4)	343	341
		676

Information Technology—0.7%
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.907%, 6/30/28(4)	750	642
Xperi Holding Corp. Tranche B (3 month LIBOR + 3.500%) 0.000%, 6/8/28(4)(5)	328	324
		966

Media / Telecom - Cable/Wireless Video—1.0%
DIRECTV Financing LLC (1 month LIBOR + 5.000%) 9.840%, 8/2/27(4)	726	697
	Par Value	Value

Media / Telecom - Cable/Wireless Video—continued
Virgin Media Bristol LLC Tranche N (3 month LIBOR + 2.500%) 0.000%, 1/31/28(4)(5)	$ 715	$ 702
		1,399

Total Leveraged Loans (Identified Cost $6,905)		6,784

	Shares
Common Stocks—0.0%
Energy—0.0%
SandRidge Energy, Inc.(6)	159	2
Total Common Stocks (Identified Cost $1)		2

Total Long-Term Investments—92.0% (Identified Cost $141,630)		131,455

Short-Term Investments—4.1%
Money Market Mutual Fund—3.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(7)	5,175,554	5,176
Total Money Market Mutual Fund (Identified Cost $5,176)		5,176

	Par Value
U.S. Government Security—0.5%
U.S. Treasury Notes 2.875%, 9/30/23	$ 710	704
Total U.S. Government Security (Identified Cost $703)		704

Total Short-Term Investments (Identified Cost $5,879)		5,880

	Shares
Securities Lending Collateral—2.1%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.705%)(7)(8)	2,960,194	2,960
Total Securities Lending Collateral (Identified Cost $2,960)		2,960

TOTAL INVESTMENTS—98.2% (Identified Cost $150,469)		$140,295
Other assets and liabilities, net—1.8%		2,526
NET ASSETS—100.0%		$142,821

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, these securities amounted to a value of $102,885 or 72.0% of net assets.
(2)	All or a portion of security is on loan.
(3)	No contractual maturity date.
(4)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	This loan will settle after March 31, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(6)	Non-income producing.
(7)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(8)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	87%
Bermuda	3
France	2
Panama	1
United Kingdom	1
Liberia	1
Cayman Islands	1
Other	4
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Corporate Bonds and Notes	$124,368	$—	$124,368
Leveraged Loans	6,784	—	6,784
U.S. Government Security	704	—	704
Convertible Bonds and Notes	301	—	301
Equity Securities:
Common Stocks	2	2	—
Money Market Mutual Fund	5,176	5,176	—
Securities Lending Collateral	2,960	2,960	—
Total Investments	$140,295	$8,138	$132,157
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or  out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.